Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2021
Accounting Policies
Schedule of useful life of property and equipment

Asset	Method	Useful life
Office equipment and computers	Straight-line	3 to 5 years
Leasehold improvements	Straight-line	Term of lease
Vehicles	Straight-line	5 years
Buildings	Straight-line	25 years

Schedule of useful life of intangible asset

Intangible asset	Method	Useful life
Software	Straight-line	5 years
Licenses	Straight-line	Remaining term of the lease
Brand names	-	Indefinite life

Schedule of classification of financial instruments

Financial Instrument	IFRS 9 Classification
Cash	Amortized cost
Accounts receivable	Amortized cost
Loans receivable	Amortized cost
Promissory note receivable	Fair value through profit or loss
Marketable securities	Fair value through profit or loss
Accounts payable and accrued liabilities	Amortized cost
Notes payable	Amortized cost
Convertible debt	Amortized cost
Derivative liability	Fair value through profit or loss
Contingent consideration	Fair value through profit or loss